Risk Management and Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Vessel Name
Risk Management and Fair Value Measurements

10. Risk Management and Fair Value Measurements:

The principal financial assets of the Company consist of cash and cash equivalents, trade accounts receivable due from charterers and amounts due from related parties. The principal financial liabilities of the Company consist of long-term bank loans, trade accounts payable and a promissory note.

Interest rate risk: The Company’s interest rates are calculated at LIBOR plus a margin, as discussed in Note 7 and hence the Company is exposed to movements in LIBOR. In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-ownings subsidiaries, entered into an interest rate cap agreement with one of its lenders for a notional amount of $10,000 and a cap rate of 3.5%. The interest rate cap will terminate on July 18, 2022.

Credit risk: Credit risk is minimized since trade accounts receivable from charterers are presented net of the expected credit losses. The Company places its cash & cash equivalents, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the balance sheet.

Currency risk: The Company’s transactions are denominated primarily in U.S. dollars; therefore, overall currency exchange risk is limited. Balances in foreign currency other than U.S. dollars are not considered significant.

Fair value: The Management has determined that the fair values of the assets and liabilities as of December 31, 2020, are as follows:

	Carrying Value	Fair Value
Cash and cash equivalents	$4,037	$4,037
Trade accounts receivable, net	$663	$663
Trade accounts payable	$3,642	$3,642
Long-term debt with variable interest rates, net	$30,260	$30,260
Long-term loans and promissory note with non-variable interest rates, net *	$29,000	$33,864

* As at December 31, 2020, Carrying Value of Eighthone Loan and Amended & Restated Promissory Note is $24,000 and $5,000, respectively. Theoretical Fair Value of Eighthone Loan and Amended & Restated Promissory Note is $28,121 and $5,743, respectively.

Assets measured at fair value on a recurring basis: Interest rate cap

The Company’s interest rate cap does not qualify for hedge accounting. The Company adjusts its interest rate cap contract to fair market value at the end of every period and records the resulting gain or loss during the period in the consolidated statements of comprehensive loss. Information on the classification, the derivative fair value and the loss from financial derivative instrument included in the consolidated financial statements is shown below:

Consolidated Balance Sheets – Location	December 31, 2019	December 31, 2020
Financial derivative instrument – Other non-current assets	$1	$—

Consolidated Statements of Comprehensive Loss - Location	December 31, 2019	December 31, 2020
Financial derivative instrument – Fair value at the beginning of the period	$(28)	$(1)
Financial derivative instrument – Fair value as at period end	1	—
Loss from financial derivative instrument	$(27)	$(1)

Assets measured at fair value on a recurring basis: Interest rate cap

The fair value of the Company’s interest rate cap agreement is determined based on market-based LIBOR rates. LIBOR rates are observable at commonly quoted intervals for the full term of the cap and therefore, are considered Level 2 items in accordance with the fair value hierarchy.

Assets measured at fair value on a non-recurring basis: Long lived assets held and used and Held for sale

As of December 31, 2018, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently, the carrying value of these vessels was written-down to their respective fair values as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Vessel Impairment Charge (charged against Vessels, net)
Northsea Alpha	$6,125	$1,142
Northsea Beta	6,125	1,140
TOTAL	$12,250	$2,282

The fair value is based on level 2 inputs of the fair value hierarchy and reflects the Company’s best estimate of the value of each vessel on a time charter free basis and is supported by a vessel valuation of an independent shipbroker which is mainly based on recent sales and purchase transactions of similar vessels.

The Company performs an impairment exercise whenever there are indicators of impairment.

The Company recognized the total Vessel impairment charge of $2,282 which is included in the accompanying consolidated statements of comprehensive loss for the year ended December 31, 2018.

No impairment loss was recognized for the years ended December 31, 2019 and 2020.

On November 13, 2019, the Company decided to make arrangements to sell Pyxis Delta, and the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of the vessel as “held for sale”, were met. Long lived assets classified as held-for-sale are measured at the lower of their carrying amount or fair value less costs to sell. As at December 31, 2019, the Company has classified Pyxis Delta under Vessel held-for-sale on the consolidated balance sheet, at a value of $13,190 representing the estimated fair market value of the vessel, net of costs to sell, based on the gross selling price of the agreement signed with a third party to sell the vessel, on December 11, 2019. (Level 2 inputs of the fair value hierarchy).

As of December 31, 2019 and 2020, the Company did not have any other assets or liabilities measured at fair value on a non-recurring basis.